S000049068 [Member] Investment Objectives and Goals - ClearBridge Emerging Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE EMERGING MARKETS FUND Prior to September 30, 2025, ClearBridge Emerging Markets Fund was named Martin Currie Emerging Markets Fund.
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.